Matthews Asia Growth Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.5%

	Shares	Value

JAPAN: 31.0%
Daiichi Sankyo Co., Ltd.	882,900	$24,677,821
GMO Payment Gateway, Inc.	346,500	23,752,959
Terumo Corp.	748,100	21,029,260
Keyence Corp.	55,500	18,346,110
Japan Elevator Service Holdings Co., Ltd.	1,194,100	15,625,204
OBIC Business Consultants Co., Ltd.	504,400	15,568,594
Ono Pharmaceutical Co., Ltd.	563,900	13,171,991
Shin-Etsu Chemical Co., Ltd.	126,900	12,557,620
SHIFT, Inc.[b]	89,200	11,643,385
Sony Group Corp.	171,800	11,066,405
SoftBank Group Corp.	325,100	11,018,001
Hitachi, Ltd.	233,100	9,919,827
Nintendo Co., Ltd.	245,000	9,881,904
Kyoritsu Maintenance Co., Ltd.	189,500	7,829,701
Shimano, Inc.	46,600	7,291,273
Toyota Motor Corp.	556,800	7,277,629
CyberAgent, Inc.	843,800	7,104,887
giftee, Inc.[b]	271,500	3,724,711

Total Japan		231,487,282

CHINA/HONG KONG: 26.8%
Shenzhen Inovance Technology Co., Ltd. A Shares	2,764,112	22,206,092
BeiGene, Ltd. ADR[b]	156,155	21,052,817
Innovent Biologics, Inc.[b,c,d]	5,511,000	16,937,048
Silergy Corp.	1,216,000	15,859,011
Tencent Holdings, Ltd.	436,700	14,750,118
Alibaba Group Holding, Ltd.[b]	1,399,700	13,968,081
InnoCare Pharma, Ltd.[b,c,d]	13,191,000	13,286,561
Hangzhou Tigermed Consulting Co., Ltd. H Shares[c,d]	1,572,100	12,639,249
H World Group, Ltd.	3,570,400	12,166,128
Pinduoduo, Inc. ADR[b]	181,280	11,344,502
XPeng, Inc. A Shares[b]	1,665,050	9,882,404
RemeGen Co., Ltd. H Shares[b,c,d]	1,990,000	9,500,987
Medlive Technology Co., Ltd.[c,d]	6,873,500	7,831,731
JD Health International, Inc.[b,c,d]	1,093,400	6,228,386
JD.com, Inc. A Shares	233,035	5,879,049
Bilibili, Inc. Class Zb	316,400	4,859,408
Zhaoke Ophthalmology, Ltd.[b,c,d]	4,238,633	1,404,648

Total China/Hong Kong		199,796,220

INDIA: 24.5%
HDFC Bank, Ltd.	2,237,334	38,762,925
Bajaj Finance, Ltd.	372,236	33,258,562
Dabur India, Ltd.	4,264,847	29,887,107
FSN E-Commerce Ventures, Ltd.[b]	1,309,523	20,258,318
Avenue Supermarts, Ltd.[b,c,d]	318,181	17,022,347
Zomato, Ltd.[b]	18,407,237	13,929,081
Asian Paints, Ltd.	319,055	13,043,488
Crompton Greaves Consumer Electricals, Ltd.	1,753,753	8,834,823
Reliance Industries, Ltd.	264,250	7,669,084

Total India		182,665,735

INDONESIA: 5.2%
PT Bank Rakyat Indonesia Persero Tbk	127,941,100	37,444,863

	Shares	Value

PT Mayora Indah Tbk	14,518,000	$1,742,064

Total Indonesia		39,186,927

UNITED STATES: 4.2%
Atlassian Corp. PLC Class Ab	75,000	15,794,250
Legend Biotech Corp. ADR[b]	373,038	15,219,950

Total United States		31,014,200

AUSTRALIA: 3.9%
CSL, Ltd.	158,210	28,773,203

Total Australia		28,773,203

VIETNAM: 1.2%
Vietnam Dairy Products JSC	3,031,210	9,151,415

Total Vietnam		9,151,415

NEW ZEALAND: 1.1%
Xero, Ltd.[b]	184,469	8,536,597

Total New Zealand		8,536,597

SINGAPORE: 1.1%
Sea, Ltd. ADR[b]	140,200	7,858,210

Total Singapore		7,858,210

TAIWAN: 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,889	3,694,630

Total Taiwan		3,694,630

TOTAL INVESTMENTS: 99.5%		742,164,419
(Cost $929,201,506)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.5%		3,845,021

NET ASSETS: 100.0%		$746,009,440

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $84,850,957, which is 11.37% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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